Income tax - Schedule of the Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liability (asset) [Roll Forward]
Balance at 1 January	$ 296,549	$ 309,754
Acquisition of subsidiaries	(5,551)	0
Deferred tax credited to profit or loss	(106,655)	(13,205)
Balance at 31 December	184,343	296,549
Deferred tax assets	192,211	298,360
(Deferred tax liabilities)	$ (7,868)	$ (1,811)